Other Income and Expense (Details Narrative) - USD ($)		12 Months Ended
	Jan. 27, 2017	Aug. 31, 2017	Aug. 31, 2016	Nov. 30, 2016
Bank overdraft			$ 1,202	$ 942
Gain on settlement of a bank overdraft		$ 572
Settlement Agreement [Member]
Accrued liability	$ 35,868
Other income	47,003
Settlement Agreement [Member] | Peak Energy Holding [Member]
Accrued liability	$ 4,100
Bank Overdrafts Settled [Member]
Bank overdraft				$ 370